Schedule of Changes in the Warrant Liability (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Warrant Liability
FMV of Note Warrants, at issuance	$ 157,647
FMV of Trading and Overallotment Warrants, at issuance	5,778,750
Change in fair value of warrant liability, issuance through December 31, 2022	(4,784,559)
Fair Value at December 31, 2022	$ 1,151,838